INITIAL PUBLIC OFFERING (Details Narrative) - $ / shares	Oct. 18, 2022	Mar. 31, 2024	Dec. 31, 2023	Oct. 24, 2023	Oct. 13, 2022	Dec. 20, 2021
Subsidiary, Sale of Stock [Line Items]
Price per share		$ 10.20	$ 10.20	$ 0.03	$ 0.03	$ 12.00
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock shares issued in transaction	6,600,000
Price per share	$ 10.20
Ordinary share conversion basis	Each Unit consists of one share of ordinary shares and one right to receive two-tenths (2/10) of one Ordinary Share upon the consummation of the Company’s initial business combination one right (“Public Right”). Five Public Rights will entitle the holder to one share of ordinary shares
Over-Allotment Option [Member] | Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock shares issued in transaction	600,000
Price per share	$ 10.00